Biological assets	12 Months Ended
Jun. 30, 2025
Biological assets
Biological assets

14.        Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2025 and 2024 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2023	46,076	8,987	32,457	56,047	870	594	145,031
Non-current (Production)	-	-	-	46,847	761	590	48,198
Current (Consumable)	46,076	8,987	32,457	9,200	109	4	96,833
Balance as of June 30, 2023	46,076	8,987	32,457	56,047	870	594	145,031
Transfers	(3,486)	3,486	-	-	-	-	-
Purchases	-	-	-	10,348	10	-	10,358
Initial recognition and changes in the fair value of biological assets (i)	-	12,857	4,432	(8,725)	(427)	-	8,137
Decrease due to harvest	-	(236,452)	(69,427)	-	-	-	(305,879)
Sales	-	-	-	(28,397)	(50)	-	(28,447)
Consumptions	-	-	-	(125)	(3)	(129)	(257)
Costs for the year	21,748	235,623	65,099	24,206	-	81	346,757
Foreign exchange	(42,690)	(5,271)	(5,635)	(1,770)	-	-	(55,366)
Balance as of June 30, 2024	21,648	19,230	26,926	51,584	400	546	120,334
Non-current (Production)	-	-	-	38,228	304	541	39,073
Current (Consumable)	21,648	19,230	26,926	13,356	96	5	81,261
Balance as of June 30, 2024	21,648	19,230	26,926	51,584	400	546	120,334
Purchases	-	-	-	20,919	35	-	20,954
Transfers	(3,205)	3,205	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	3,443	8,724	6,941	441	-	19,549
Decrease due to harvest	-	(200,126)	(73,417)	-	-	-	(273,543)
Sales	-	-	-	(37,376)	(23)	-	(37,399)
Consumes	-	-	-	(119)	(2)	(368)	(489)
Costs for the year	2,362	215,887	66,361	28,916	-	436	313,962
Currency translation adjustment	(11,883)	(352)	(1,041)	(857)	-	-	(14,133)
Balance as of June 30, 2025	8,922	41,287	27,553	70,008	851	614	149,235
Non-current (Production)	-	-	-	42,207	737	609	43,553
Current (Consumable)	8,922	41,287	27,553	27,801	114	5	105,682
Balance as of June 30, 2025	8,922	41,287	27,553	70,008	851	614	149,235

(i)    Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to ARS 7,382 and ARS (9,152) for the fiscal years ended June 30, 2025 and 2024, respectively. For the fiscal years ended June 30, 2025 and 2024, amounts of ARS 8,103 and ARS (5,588), was attributable to price changes, and amounts of ARS (721) and ARS (3,564), was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales as soon as the biological transformation of the bearer plant is observed.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological assets. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

The fair value less estimated selling costs of agricultural produce at the point of harvest amount to ARS (212,444) and ARS (222,766) for the years ended June 30, 2025 and 2024, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

Description	Valuation technique	Parameters	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Argentina
Yields: 0.62 - 15.33 Tn/ha
Future of sale prices: 211,612 - 723,937 ARS/Tn
Operating cost: 72,159 - 530,375 ARS/ha
Brazil:
Yields: 101.6 Sacas/ha
Future of sale prices: 43.84 BRL/tn
Operating cost: 11.45 BRL/ha.
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
Yields: 83.17 tn/ha
Future of sale prices: 133.79 BRL/tn.
Operating cost: 77.94 BRL/tn.

As of June 30, 2025 and 2024, the better and maximum use of biological assets shall not significantly differ from the current use.

Capitalized cost of production as of June 30, 2025, 2024 and 2023 are as follows:

	06.30.2025	06.30.2024	06.30.2023
Supplies and labors	226,034	256,466	268,886
Salaries, social security costs and other personnel expenses	15,232	17,158	16,109
Depreciation and amortization	47,617	44,809	47,364
Fees and payments for services	1,318	1,038	708
Maintenance, security, cleaning, repairs and others	2,363	2,517	2,268
Taxes, rates and contributions	526	338	487
Leases and service charges	254	200	176
Freights	2,814	1,899	2,476
Travelling, library expenses and stationery	1,992	1,890	1,832
Other expenses	15,376	20,361	17,784
	313,526	346,676	358,090